Employee Benefit Plans - Amounts Expected to be Recognized in Net Periodic Benefit Income (Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	$ 111
Prior service (credit) recognition	(31)
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	23
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	11
Prior service (credit) recognition	$ (10)